Investments accounted for using the equity method - Summarised statement of comprehensive income (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summarised statement of comprehensive income
Revenue	¥ 645,593,000	¥ 901,573,000	¥ 869,050,000
Depreciation and amortisation	(99,135,000)	(106,405,000)	(83,834,000)
Loss before income tax	(681,314,000)	(259,492,000)	152,364,000
Income tax (expense)/credit	11,798,000	12,587,000	(14,036,000)
Loss for the year	(669,516,000)	(246,905,000)	¥ 138,328,000
Associates
Summarised statement of comprehensive income
Revenue	1,951,000	5,317,000
Depreciation and amortisation	(69,000)	(159,000)
Interest expense	(22,000)	(297,000)
Loss before income tax	354,000	(1,279,000)
Loss for the year	¥ 354,000	¥ (1,279,000)